Business Combination (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	8 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2022		Sep. 30, 2021	Dec. 31, 2021	Feb. 08, 2022
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions	[1]		$ 458	[2]
Stock Issued During Period, Shares, Acquisitions			1,743,781
Cash instalments					$ 2,618	$ 2,618 [3]
Stocks issuance					$ 768
Business combination transaction costs	55	$ 55	$ 55
Orgad [member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired							100.00%
Revenues	685	$ 1,797
Proforma revenue						2,768
Proforma, net loss						$ 2,272
Stock Issued During Period, Value, Acquisitions			$ 350,000
Earn out payments			10.00%
Cash instalments	201		$ 328
Stocks issuance	$ 156		$ 267
Orgad [member] | Eight Equal Quarterly Instalments [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			69,752

[1]	See note 6 a.
[2]	See note 6 a.
[3]	See note 1 b